CONVERTIBLE NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended	15 Months Ended					0 Months Ended			3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Oct. 04, 2011 Extinguished Convertible Note Payable One [Member]	Oct. 04, 2011 Extinguished Convertible Note Payable Two [Member]	Jan. 18, 2012 Extinguished Convertible Note Payable Three [Member]	Jun. 30, 2012 Convertible Note One [Member]	Mar. 31, 2012 Convertible Note One [Member]	Jun. 30, 2012 Convertible Note Two [Member]	Mar. 31, 2012 Convertible Note Two [Member]	Jun. 30, 2012 Convertible Note Three [Member]	Mar. 31, 2012 Convertible Note Three [Member]	Jun. 30, 2012 Convertible Note Four [Member]	Mar. 31, 2012 Convertible Note Four [Member]
Debt Instrument [Line Items]
Amount of debt converted into shares									$ 250,000	$ 100,000	$ 150,000
Interest paid in stock		23,068	23,068						15,890.41	2,821.92	4,356
Shares issued for conversion of notes payable									1,000,000	400,000	617,425
Shares issued for interest									63,561	11,288
Common stock issued, price per share			$ 1.39		$ 1.39	$ 1.5	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Convertible notes payable	900,000		700,000	900,000								250,000	250,000	250,000	250,000	200,000	200,000	200,000
Amount of debt principle									250,000	100,000	150,000	250,000		250,000		200,000		200,000
Debt interest rate									10.00%	10.00%	10.00%	10.00%		10.00%		10.00%		10.00%
Minimum gross proceeds from private placement to convert debt												$ 100,000